Derivative Financial Instruments - Gross Positions Without Netting Agreements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Gross position	$ 2,785	$ 3,093
Derivative liabilities	(2,499)	(3,057)
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Gross position	2,785	3,093
Impact of master netting agreements, Assets	(544)	(891)
Derivative values with impact of master netting agreements (as carried on balance sheet), Assets	2,241	2,202
Cash collateral (held) pledged, Assets	(1,423)	(1,326)
Net position, Assets	818	876
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	(2,499)	(3,057)
Impact of master netting agreements, Liabilities	544	891
Derivative values with impact of master netting agreements (as carried on balance sheet), Liabilities	(1,955)	(2,166)
Cash collateral (held) pledged, Liabilities	973	1,018
Net position, Liabilities	$ (982)	$ (1,148)